Submission	Oct. 04, 2025
Submission [Line Items]
Central Index Key	0002051985
Registrant Name	Iron Horse Acquisition II Corp.
Registration File Number	333-284331
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A